Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 401,327	$ 371,057
Short-term bank deposits	80,000	80,905
Cash and cash equivalents	$ 481,327	$ 451,962	$ 177,742